Principal joint ventures and associates - Summary of principal associates (Details)	12 Months Ended
Dec. 31, 2022 shares
Boyne Smelters Limited
Disclosure Of Joint Ventures And Associates [Line Items]
Country of incorporation/operation	Australia
Principal activities	Aluminium smelting
Boyne Smelters Limited | Ordinary
Disclosure Of Joint Ventures And Associates [Line Items]
Company of incorporation/operation	Boyne Smelters Limited
Number of shares held (in shares)	153,679,560
Proportion of class held (%)	59.40%
Group interest (%)	59.40%
Mineracao Rio do Norte S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Country of incorporation/operation	Brazil
Principal activities	Bauxite mining
Group interest (%)	12.00%
Mineracao Rio do Norte S.A. | Ordinary and Preferred
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)	12.00%
Mineracao Rio do Norte S.A. | Ordinary
Disclosure Of Joint Ventures And Associates [Line Items]
Number of shares held (in shares)	25,000,000,000
Proportion of class held (%)	12.50%
Mineracao Rio do Norte S.A. | Preferred
Disclosure Of Joint Ventures And Associates [Line Items]
Company of incorporation/operation	Mineração Rio do Norte S.A.
Number of shares held (in shares)	47,000,000,000
Proportion of class held (%)	11.75%
Halco (Mining) Inc
Disclosure Of Joint Ventures And Associates [Line Items]
Country of incorporation/operation	US
Principal activities	Bauxite mining
Group interest (%)	51.00%
Halco (Mining) Inc | Common
Disclosure Of Joint Ventures And Associates [Line Items]
Company of incorporation/operation	Halco (Mining) Inc.
Number of shares held (in shares)	4,500
Proportion of class held (%)	45.00%
Group interest (%)	45.00%
Halco (Mining) Inc | Compagnie des Bauxites de Guine
Disclosure Of Joint Ventures And Associates [Line Items]
Name of subsidiary for incorporation	Compagnie des Bauxites de Guinée
Country of subsidiary for incorporation	Guinea